Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,732,022	$ 23,889,261
Notional contract amount of hedging instruments	161,862	192,457
Fair value of trading assets	$ 264,983	$ 374,606
Fair value of hedging assets	2,584	2,223
Gross total fair values of derivative assets	267,567	376,829
Fair value of derivative assets	209,516	307,726
Fair value of trading liabilities	256,223	368,035
Fair value of hedging liabilities	1,984	4,069
Gross total fair values of derivative liabilities	258,207	372,104
Fair value of derivative liabilities	200,156	303,001
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(58,051)	(69,103)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(58,051)	(69,103)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,610,890	$ 7,606,446
Notional contract amount of hedging instruments	32,493	35,021
Fair value of trading assets	$ 71,412	$ 106,696
Fair value of hedging assets	861	309
Gross total fair values of derivative assets	72,273	107,005
Fair value of trading liabilities	68,509	108,903
Fair value of hedging liabilities	624	1,182
Gross total fair values of derivative liabilities	69,133	110,085
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,063,325	$ 15,240,867
Notional contract amount of hedging instruments	129,369	157,436
Fair value of trading assets	$ 175,722	$ 249,204
Fair value of hedging assets	1,723	1,914
Gross total fair values of derivative assets	177,445	251,118
Fair value of trading liabilities	167,385	236,594
Fair value of hedging liabilities	1,360	2,887
Gross total fair values of derivative liabilities	168,745	239,481
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 742,764	$ 652,288
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 13,835	$ 14,043
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	13,835	14,043
Fair value of trading liabilities	15,414	15,766
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	15,414	15,766
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 218,085	$ 269,401
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,259	$ 2,590
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,259	2,590
Fair value of trading liabilities	3,083	3,682
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	3,083	3,682
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 96,958	$ 120,259
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,755	$ 2,073
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,755	2,073
Fair value of trading liabilities	1,832	3,090
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 1,832	$ 3,090